Auditor's remuneration	12 Months Ended
Jun. 30, 2018
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Auditor's remuneration

35    Auditor’s remuneration

	2018	2017	2016
	US$M	US$M	US$M

Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	3.909	3.381	3.126
Audit of subsidiaries, joint ventures and associates	13.902	7.040	7.715
Audit-related assurance services	4.039	3.597	3.493
Other assurance services	1.343	1.849	1.508

Total assurance services	23.193	15.867	15.842

Fees payable to the Group’s auditors for other services
Other services relating to corporate finance	0.104	0.042	0.276
All other services	0.553	0.589	0.815

Total other services	0.657	0.631	1.091

Total fees	23.850	16.498	16.933

All amounts were paid to KPMG or KPMG affiliated firms. Fees are determined in local currencies and are predominantly billed in US dollars based on the exchange rate at the beginning of the relevant financial year.

Fees payable to the Group’s auditors for assurance services

For all periods disclosed, no fees are payable in respect of the audit of pension funds.

Audit of subsidiaries, joint ventures and associates comprise audits of the Group’s subsidiaries, joint ventures and associates including additional non-recurring audits fees in FY2018 in connection with the sale of the Onshore US oil and gas assets.

Audit-related assurance services comprise review of half-year reports and audit work in relation to compliance with section 404 of the US Sarbanes-Oxley Act.

Other assurance services comprise assurance in respect of the Group’s sustainability reporting.

Fees payable to the Group’s auditors for other services

Other services relating to corporate finance comprise services in connection with debt raising transactions.

All other services comprise non-statutory assurance based procedures, advice on accounting matters, as well as tax compliance services of US$ nil (2017: US$0.027 million; 2016: US$0.089 million).